UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025       to December 31, 2025

Date of Report (Date of earliest event reported)     February 11, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002039346

Rain City Depositor LLC1

(Exact name of issuing entity as specified in its charter)

Frederick L. Rea (425) 434-9009

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Rain City Depositor LLC (“Rain City Depositor”) is filing this Form ABS-15G in its capacity as depositor of the Rain City Mortgage Trust 2024-RTL1, Series 2024-RTL1 Notes transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate Rain City Capital, LLC (“RCC”), the sponsor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Rain City Depositor’s capacity as depositor, Rain City Depositor is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Rain City Depositor and its affiliates into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Rain City Depositor may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Rain City Depositor LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RAIN CITY DEPOSITOR LLC
(Depositor)

By:	Rain City Capital, LLC, its sole equity member

By:	RC One LLC, its manager

By:	/s/ Frederick L. Rea
	Name:	Frederick L. Rea
	Title:	Manager

Date:	February 11, 2026